Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Rent expense	$ 9,900	$ 9,900	$ 39,600	$ 29,700
Service percentage	10.00%		10.00%
Training platform development	$ 4,750		$ 4,750
Rent expense paid			69,300
Loans payable			$ 155,989